Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AB HIGH INCOME FUND INC
Entity Central Index Key	0000915845
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000027601
Shareholder Report [Line Items]
Fund Name	AB High Income Fund
Class Name	Class A
Trading Symbol	AGDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB High Income Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AGDAX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AGDAX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A (with sales charges)	Bloomberg Global Aggregate Bond Index	Bloomberg Global High Yield Index (USD hedged)
04/15	$9,575	$10,000	$10,000
10/15	$9,255	$9,882	$9,824
10/16	$10,177	$10,435	$10,898
10/17	$11,124	$10,558	$11,897
10/18	$10,845	$10,341	$11,784
10/19	$11,639	$11,327	$12,790
10/20	$11,325	$11,966	$13,015
10/21	$12,831	$11,817	$14,196
10/22	$11,057	$9,360	$12,132
10/23	$11,965	$9,521	$13,231
10/24	$13,959	$10,430	$15,747
04/25	$14,202	$10,820	$16,108

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Class A (without sales charges)	1.75%	8.25%	7.25%	4.02%
Class A (with sales charges)	-2.57%	3.69%	6.33%	3.57%
Bloomberg Global Aggregate Bond Index	3.74%	8.82%	-1.20%	0.79%
Bloomberg Global High Yield Index (USD hedged)	2.29%	9.82%	6.59%	4.88%

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AGDAX-S for the most recent performance information.

AssetsNet	$ 3,001,628,596
Holdings Count | Holding	983
Advisory Fees Paid, Amount	$ 7,667,153
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$3,001,628,596
# of Portfolio Holdings	983
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$7,667,153

Holdings [Text Block]

Security Type Breakdown

Value	Value
Corporates - Non-Investment Grade	62.2%
Corporates - Investment Grade	12.4%
Emerging Markets - Corporate Bonds	6.6%
Bank Loans	6.6%
Collateralized Mortgage Obligations	3.1%
Emerging Markets - Sovereigns	2.4%
Quasi-Sovereigns	1.6%
Governments - Treasuries	0.9%
Governments - Sovereign Bonds	0.5%
Collateralized Loan Obligations	0.5%
Inflation-Linked Securities	0.4%
Local Governments - US Municipal Bonds	0.4%
Commercial Mortgage-Backed Securities	0.3%
Others	1.1%
Short-Term Investments	2.6%
Other Assets less Liabilities	-1.6%

Material Fund Change [Text Block]
C000068506
Shareholder Report [Line Items]
Fund Name	AB High Income Fund
Class Name	Advisor Class
Trading Symbol	AGDYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB High Income Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AGDYX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AGDYX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$32	0.63%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	Bloomberg Global Aggregate Bond Index	Bloomberg Global High Yield Index (USD hedged)
04/15	$10,000	$10,000	$10,000
10/15	$9,678	$9,882	$9,824
10/16	$10,672	$10,435	$10,898
10/17	$11,693	$10,558	$11,897
10/18	$11,428	$10,341	$11,784
10/19	$12,294	$11,327	$12,790
10/20	$11,992	$11,966	$13,015
10/21	$13,638	$11,817	$14,196
10/22	$11,769	$9,360	$12,132
10/23	$12,765	$9,521	$13,231
10/24	$14,927	$10,430	$15,747
04/25	$15,206	$10,820	$16,108

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Advisor Class	1.87%	8.51%	7.51%	4.28%
Bloomberg Global Aggregate Bond Index	3.74%	8.82%	-1.20%	0.79%
Bloomberg Global High Yield Index (USD hedged)	2.29%	9.82%	6.59%	4.88%

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AGDYX-S for the most recent performance information.

AssetsNet	$ 3,001,628,596
Holdings Count | Holding	983
Advisory Fees Paid, Amount	$ 7,667,153
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$3,001,628,596
# of Portfolio Holdings	983
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$7,667,153

Holdings [Text Block]

Security Type Breakdown

Value	Value
Corporates - Non-Investment Grade	62.2%
Corporates - Investment Grade	12.4%
Emerging Markets - Corporate Bonds	6.6%
Bank Loans	6.6%
Collateralized Mortgage Obligations	3.1%
Emerging Markets - Sovereigns	2.4%
Quasi-Sovereigns	1.6%
Governments - Treasuries	0.9%
Governments - Sovereign Bonds	0.5%
Collateralized Loan Obligations	0.5%
Inflation-Linked Securities	0.4%
Local Governments - US Municipal Bonds	0.4%
Commercial Mortgage-Backed Securities	0.3%
Others	1.1%
Short-Term Investments	2.6%
Other Assets less Liabilities	-1.6%

Material Fund Change [Text Block]
C000027603
Shareholder Report [Line Items]
Fund Name	AB High Income Fund
Class Name	Class C
Trading Symbol	AGDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB High Income Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AGDCX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AGDCX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$81	1.62%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.62%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class C (with sales charges)	Bloomberg Global Aggregate Bond Index	Bloomberg Global High Yield Index (USD hedged)
04/15	$10,000	$10,000	$10,000
10/15	$9,630	$9,882	$9,824
10/16	$10,495	$10,435	$10,898
10/17	$11,373	$10,558	$11,897
10/18	$11,008	$10,341	$11,784
10/19	$11,716	$11,327	$12,790
10/20	$11,311	$11,966	$13,015
10/21	$12,707	$11,817	$14,196
10/22	$10,841	$9,360	$12,132
10/23	$11,649	$9,521	$13,231
10/24	$13,484	$10,430	$15,747
04/25	$13,646	$10,820	$16,108

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Class C (without sales charges)	1.20%	7.35%	6.35%	3.16%
Class C (with sales charges)	0.22%	6.35%	6.35%	3.16%
Bloomberg Global Aggregate Bond Index	3.74%	8.82%	-1.20%	0.79%
Bloomberg Global High Yield Index (USD hedged)	2.29%	9.82%	6.59%	4.88%

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AGDCX-S for the most recent performance information.

AssetsNet	$ 3,001,628,596
Holdings Count | Holding	983
Advisory Fees Paid, Amount	$ 7,667,153
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$3,001,628,596
# of Portfolio Holdings	983
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$7,667,153

Holdings [Text Block]

Security Type Breakdown

Value	Value
Corporates - Non-Investment Grade	62.2%
Corporates - Investment Grade	12.4%
Emerging Markets - Corporate Bonds	6.6%
Bank Loans	6.6%
Collateralized Mortgage Obligations	3.1%
Emerging Markets - Sovereigns	2.4%
Quasi-Sovereigns	1.6%
Governments - Treasuries	0.9%
Governments - Sovereign Bonds	0.5%
Collateralized Loan Obligations	0.5%
Inflation-Linked Securities	0.4%
Local Governments - US Municipal Bonds	0.4%
Commercial Mortgage-Backed Securities	0.3%
Others	1.1%
Short-Term Investments	2.6%
Other Assets less Liabilities	-1.6%

Material Fund Change [Text Block]
C000068509
Shareholder Report [Line Items]
Fund Name	AB High Income Fund
Class Name	Class I
Trading Symbol	AGDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB High Income Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AGDIX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AGDIX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$29	0.58%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class I	Bloomberg Global Aggregate Bond Index	Bloomberg Global High Yield Index (USD hedged)
04/15	$10,000	$10,000	$10,000
10/15	$9,670	$9,882	$9,824
10/16	$10,668	$10,435	$10,898
10/17	$11,693	$10,558	$11,897
10/18	$11,432	$10,341	$11,784
10/19	$12,301	$11,327	$12,790
10/20	$11,994	$11,966	$13,015
10/21	$13,638	$11,817	$14,196
10/22	$11,767	$9,360	$12,132
10/23	$12,758	$9,521	$13,231
10/24	$14,937	$10,430	$15,747
04/25	$15,219	$10,820	$16,108

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Class I	1.88%	8.53%	7.51%	4.29%
Bloomberg Global Aggregate Bond Index	3.74%	8.82%	-1.20%	0.79%
Bloomberg Global High Yield Index (USD hedged)	2.29%	9.82%	6.59%	4.88%

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AGDIX-S for the most recent performance information.

AssetsNet	$ 3,001,628,596
Holdings Count | Holding	983
Advisory Fees Paid, Amount	$ 7,667,153
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$3,001,628,596
# of Portfolio Holdings	983
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$7,667,153

Holdings [Text Block]

Security Type Breakdown

Value	Value
Corporates - Non-Investment Grade	62.2%
Corporates - Investment Grade	12.4%
Emerging Markets - Corporate Bonds	6.6%
Bank Loans	6.6%
Collateralized Mortgage Obligations	3.1%
Emerging Markets - Sovereigns	2.4%
Quasi-Sovereigns	1.6%
Governments - Treasuries	0.9%
Governments - Sovereign Bonds	0.5%
Collateralized Loan Obligations	0.5%
Inflation-Linked Securities	0.4%
Local Governments - US Municipal Bonds	0.4%
Commercial Mortgage-Backed Securities	0.3%
Others	1.1%
Short-Term Investments	2.6%
Other Assets less Liabilities	-1.6%

Material Fund Change [Text Block]
C000135461
Shareholder Report [Line Items]
Fund Name	AB High Income Fund
Class Name	Class Z
Trading Symbol	AGDZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB High Income Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AGDZX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AGDZX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$29	0.57%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class Z	Bloomberg Global Aggregate Bond Index	Bloomberg Global High Yield Index (USD hedged)
04/15	$10,000	$10,000	$10,000
10/15	$9,670	$9,882	$9,824
10/16	$10,670	$10,435	$10,898
10/17	$11,697	$10,558	$11,897
10/18	$11,442	$10,341	$11,784
10/19	$12,320	$11,327	$12,790
10/20	$12,018	$11,966	$13,015
10/21	$13,675	$11,817	$14,196
10/22	$11,810	$9,360	$12,132
10/23	$12,815	$9,521	$13,231
10/24	$15,014	$10,430	$15,747
04/25	$15,299	$10,820	$16,108

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Class Z	1.89%	8.56%	7.59%	4.34%
Bloomberg Global Aggregate Bond Index	3.74%	8.82%	-1.20%	0.79%
Bloomberg Global High Yield Index (USD hedged)	2.29%	9.82%	6.59%	4.88%

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AGDZX-S for the most recent performance information.

AssetsNet	$ 3,001,628,596
Holdings Count | Holding	983
Advisory Fees Paid, Amount	$ 7,667,153
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$3,001,628,596
# of Portfolio Holdings	983
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$7,667,153

Holdings [Text Block]

Security Type Breakdown

Value	Value
Corporates - Non-Investment Grade	62.2%
Corporates - Investment Grade	12.4%
Emerging Markets - Corporate Bonds	6.6%
Bank Loans	6.6%
Collateralized Mortgage Obligations	3.1%
Emerging Markets - Sovereigns	2.4%
Quasi-Sovereigns	1.6%
Governments - Treasuries	0.9%
Governments - Sovereign Bonds	0.5%
Collateralized Loan Obligations	0.5%
Inflation-Linked Securities	0.4%
Local Governments - US Municipal Bonds	0.4%
Commercial Mortgage-Backed Securities	0.3%
Others	1.1%
Short-Term Investments	2.6%
Other Assets less Liabilities	-1.6%

Material Fund Change [Text Block]